Schedule of Investments (unaudited) July 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 06/15/22)(a)	$20	$20,385

Aerospace & Defense — 1.9%
Bombardier Inc., 7.50%, 03/15/25 (Call 08/31/20)(a)	85	68,714
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 11/30/20)(a)	20	21,126
Spirit AeroSystems Inc., 7.50%, 04/15/25 (Call 04/15/22)(a)	65	63,969
TransDigm Inc.
6.50%, 05/15/25 (Call 08/31/20)	40	39,389
8.00%, 12/15/25 (Call 04/08/22)(a)	65	70,537
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/31/20)	25	16,171

		279,906

Agriculture — 0.3%
Vector Group Ltd., 6.13%, 02/01/25 (Call 08/31/20)(a)	50	49,673

Airlines — 1.0%
American Airlines Inc., 11.75%, 07/15/25(a)	150	130,365
United Airlines Holdings Inc., 4.88%, 01/15/25	20	16,343

		146,708

Apparel — 1.1%
Hanesbrands Inc., 5.38%, 05/15/25 (Call 05/15/22)(a)	40	42,963
Levi Strauss & Co.
5.00%, 05/01/25 (Call 08/31/20)(b)	35	35,824
5.00%, 05/01/25 (Call 08/31/20)(a)	25	25,510
William Carter Co. (The), 5.50%, 05/15/25 (Call 05/15/22)(a)	30	31,905
Wolverine World Wide Inc., 6.38%, 05/15/25 (Call 05/15/22)(a)	25	26,419

		162,621

Auto Manufacturers — 4.6%
Ford Motor Co., 9.00%, 04/22/25 (Call 03/22/25)	195	229,716
Ford Motor Credit Co. LLC
4.13%, 08/04/25(b)	100	102,438
5.13%, 06/16/25 (Call 05/16/25)	100	106,401
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)(a)	65	66,611
9.50%, 05/01/25 (Call 05/01/22)(a)	30	34,247
Tesla Inc., 5.30%, 08/15/25 (Call 08/31/20)(a)	100	103,437
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/20)(a)(b)	20	19,374

		662,224

Auto Parts & Equipment — 1.7%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)	35	39,080
American Axle & Manufacturing Inc., 6.25%, 04/01/25 (Call 08/31/20)(b)	40	41,375
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	25	26,891
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 08/31/20)(a)(b)	25	25,973
Delphi Technologies PLC, 5.00%, 10/01/25(a)	40	44,197
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25 (Call 05/31/22)	50	56,453
Meritor Inc., 6.25%, 06/01/25 (Call 06/01/22)(a)	15	15,886

		249,855

Banks — 1.3%
CIT Group Inc., 5.25%, 03/07/25 (Call 12/07/24)	30	32,106
Deutsche Bank AG, 4.50%, 04/01/25	100	101,773
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 04/15/21)(a)	40	39,896

Security	Par (000)	Value

Banks (continued)
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 08/31/20)(a)	$20	$19,101

		192,876

Beverages — 0.3%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 08/11/20)(a)	45	46,701

Building Materials — 1.4%
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)	35	37,357
James Hardie International Finance DAC, 4.75%, 01/15/25 (Call 01/15/21)(a)(b)	50	51,555
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 12/15/20)(a)	20	20,201
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	20	21,400
Standard Industries Inc./NJ, 6.00%, 10/15/25 (Call 10/15/20)(a)	55	57,268
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 06/01/25 (Call 08/17/20)(a)	15	15,342

		203,123

Chemicals — 3.8%
Atotech Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 08/31/20)(a)	50	51,435
Avient Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	35	38,043
Blue Cube Spinco LLC, 10.00%, 10/15/25 (Call 10/15/20)	100	106,937
Chemours Co. (The), 7.00%, 05/15/25 (Call 08/31/20)(b)	40	41,016
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 08/31/20)(a)	50	47,396
Element Solutions Inc., 5.88%, 12/01/25 (Call 12/01/20)(a)(b)	45	46,954
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 08/31/20)(a)(b)	20	20,751
Olin Corp., 9.50%, 06/01/25 (Call 03/01/25)(a)	25	28,537
PQ Corp., 5.75%, 12/15/25 (Call 12/15/20)(a)	15	15,456
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 08/31/20)(a)	30	29,762
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(a)(b)	25	24,722
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)	25	24,953
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(a)	30	32,014
Valvoline Inc., 4.38%, 08/15/25 (Call 08/31/20)(b)	25	25,833
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 08/31/20)(a)	20	14,890

		548,699

Coal — 0.3%
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(a)(b)	15	13,174
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 08/31/20)(a)	35	32,378

		45,552

Commercial Services — 2.6%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 10.50%, 05/15/25 (Call 05/15/22)(a)(b)	30	34,694
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)	25	26,557
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 08/31/20)(a)(b)	15	15,027
Gartner Inc., 5.13%, 04/01/25 (Call 08/11/20)(a)	45	46,754
Jaguar Holding Co. II/PPD Development LP, 4.63%, 06/15/25 (Call 06/15/22)(a)	30	31,591
Laureate Education Inc., 8.25%, 05/01/25 (Call 08/31/20)(a)	45	48,136
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 08/31/20)(a)	35	36,026

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 08/31/20)(a)	$25	$25,907
TMS International Holding Corp., 7.25%, 08/15/25 (Call 08/17/20)(a)	15	12,648
United Rentals North America Inc.
4.63%, 10/15/25 (Call 10/15/20)	45	46,278
5.50%, 07/15/25 (Call 08/28/20)	40	41,204
WW International Inc., 8.63%, 12/01/25 (Call 12/01/20)(a)	15	15,819

		380,641

Computers — 1.4%
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 08/11/20)(a)	25	25,475
Diebold Nixdorf Inc., 9.38%, 07/15/25 (Call 07/15/22)(a)	50	52,952
Everi Payments Inc., 7.50%, 12/15/25 (Call 12/15/20)(a)	15	14,616
NCR Corp., 8.13%, 04/15/25 (Call 04/15/22)(a)	25	27,746
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
5.75%, 06/01/25 (Call 06/01/22)(a)	20	21,003
6.75%, 06/01/25 (Call 08/11/20)(a)	55	57,001

		198,793

Distribution & Wholesale — 1.2%
Core & Main LP, 6.13%, 08/15/25 (Call 08/31/20)(a)	45	46,345
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)	55	57,199
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 08/31/20)(a)(b)	50	50,523
Performance Food Group Inc., 6.88%, 05/01/25 (Call 05/01/22)(a)	15	16,174

		170,241

Diversified Financial Services — 3.3%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	60	67,691
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	35	27,810
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	20	18,080
LPL Holdings Inc., 5.75%, 09/15/25 (Call 08/11/20)(a)	45	46,931
Navient Corp., 6.75%, 06/25/25	30	31,383
NFP Corp.
6.88%, 07/15/25 (Call 08/10/20)(a)	35	36,188
7.00%, 05/15/25 (Call 05/15/22)(a)	20	21,643
8.00%, 07/15/25 (Call 08/31/20)(a)	15	15,648
OneMain Finance Corp.
6.88%, 03/15/25	70	78,301
8.88%, 06/01/25 (Call 06/01/22)	35	39,579
Quicken Loans LLC, 5.75%, 05/01/25 (Call 08/31/20)(a)	70	72,256
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	20	21,425

		476,935

Electric — 1.4%
AES Corp. (The), 5.50%, 04/15/25 (Call 08/31/20)	30	30,947
Calpine Corp., 5.75%, 01/15/25 (Call 08/26/20)(b)	65	66,853
Clearway Energy Operating LLC, 5.75%, 10/15/25 (Call 10/15/21)	35	37,412
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)(a)	25	26,326
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)	16	16,313
Talen Energy Supply LLC, 6.50%, 06/01/25 (Call 08/31/20)	30	20,212

		198,063

Electrical Components & Equipment — 0.6%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 06/15/22)(a)	85	93,340

Electronics — 0.4%
Sensata Technologies BV, 5.00%, 10/01/25(a)	35	37,962
TTM Technologies Inc., 5.63%, 10/01/25 (Call 10/01/20)(a)	25	25,529

		63,491

Security	Par (000)	Value

Engineering & Construction — 0.9%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 08/31/20)(a)	$55	$50,872
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	35	37,058
Tutor Perini Corp., 6.88%, 05/01/25 (Call 08/17/20)(a)(b)	25	24,937
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25 (Call 08/31/20)	15	15,598

		128,465

Entertainment — 5.8%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)(b)	20	15,950
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(a)	50	50,311
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(a)	35	37,410
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	95	85,571
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	55	56,055
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/22)(a)	15	15,580
Colt Merger Sub Inc.
5.75%, 07/01/25 (Call 07/01/22)(a)	55	57,421
6.25%, 07/01/25 (Call 07/01/22)(a)	190	198,115
International Game Technology PLC, 6.50%, 02/15/25 (Call 08/15/24)(a)	75	80,615
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(a)	15	15,372
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)	85	84,350
8.63%, 07/01/25 (Call 07/01/22)(a)	40	40,200
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	40	42,930
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	30	32,299
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(a)	30	31,536

		843,715

Environmental Control — 0.4%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 08/31/20)	20	20,909
GFL Environmental Inc., 4.25%, 06/01/25 (Call 06/01/22)(a)	30	31,203

		52,112

Food — 3.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 5.75%, 03/15/25 (Call 08/31/20)	70	72,316
B&G Foods Inc., 5.25%, 04/01/25 (Call 08/31/20)	50	52,257
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 08/31/20)(a)	30	31,469
Clearwater Seafoods Inc., 6.88%, 05/01/25 (Call 08/31/20)(a)	15	15,228
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)	25	26,678
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 08/31/20)(a)	15	14,730
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 08/31/20)(a)	40	41,214
Kraft Heinz Foods Co., 3.95%, 07/15/25 (Call 04/15/25)	87	95,697
Pilgrim’s Pride Corp., 5.75%, 03/15/25 (Call 08/31/20)(a)	55	56,543
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(a)	55	58,996

		465,128

Food Service — 0.8%
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/31/20)(a)(b)	30	31,005
6.38%, 05/01/25 (Call 05/01/22)(a)	85	89,639

		120,644

Forest Products & Paper — 0.4%
Clearwater Paper Corp., 5.38%, 02/01/25(a)	15	15,358

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)(b)	$30	$30,439
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	15	18,113

		63,910

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	40	43,205

Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 08/31/20)(a)	15	12,947

Health Care – Products — 0.7%
Hill-Rom Holdings Inc., 5.00%, 02/15/25 (Call 08/31/20)(a)	20	20,717
Hologic Inc., 4.38%, 10/15/25 (Call 10/15/20)(a)(b)	55	56,519
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(a)	25	26,757

		103,993

Health Care – Services — 6.1%
Air Methods Corp., 8.00%, 05/15/25 (Call 08/31/20)(a)	25	17,481
Centene Corp.
4.75%, 01/15/25 (Call 08/31/20)(b)	60	62,119
4.75%, 01/15/25 (Call 08/31/20)	75	77,827
5.25%, 04/01/25 (Call 08/17/20)(a)	80	83,424
CHS/Community Health Systems Inc., 6.63%, 02/15/25 (Call 02/15/22)(a)	82	82,904
DaVita Inc., 5.00%, 05/01/25 (Call 08/17/20)	85	87,484
Encompass Health Corp., 5.75%, 09/15/25 (Call 09/15/20)	20	20,684
HCA Inc.
5.38%, 02/01/25	145	164,182
7.69%, 06/15/25(b)	15	17,594
LifePoint Health Inc., 6.75%, 04/15/25 (Call 04/15/22)(a)	30	32,460
Molina Healthcare Inc., 4.88%, 06/15/25 (Call 08/31/20)(a)(b)	25	25,594
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 08/31/20)(a)	20	19,238
Tenet Healthcare Corp.
5.13%, 05/01/25 (Call 08/31/20)	80	82,373
7.00%, 08/01/25 (Call 08/31/20)(b)	25	25,869
7.50%, 04/01/25 (Call 04/01/22)(a)	40	44,268
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(a)	40	40,578

		884,079

Holding Companies – Diversified — 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 12/15/20)	45	46,734

Home Builders — 1.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/25 (Call 08/31/20)(a)	15	15,291
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.38%, 05/15/25 (Call 08/31/20)(a)	20	20,325
Century Communities Inc., 5.88%, 07/15/25 (Call 08/31/20)	25	25,931
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)	25	27,673
M/I Homes Inc., 5.63%, 08/01/25 (Call 08/17/20)	15	15,532
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	20	22,526
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	35	37,271
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 04/01/25 (Call 08/31/20)(a)	19	19,561
Taylor Morrison Communities Inc., 5.88%, 01/31/25 (Call 08/11/20)(a)	16	16,435
Toll Brothers Finance Corp., 4.88%, 11/15/25 (Call 08/15/25)(b)	15	16,500

		217,045

Security	Par (000)	Value

Household Products & Wares — 0.4%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 08/31/20)	$60	$62,075

Housewares — 0.5%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(a)	15	13,986
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)	30	32,182
Newell Brands Inc., 4.88%, 06/01/25 (Call 05/01/25)	25	27,179

		73,347

Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 11/15/20)(a)	50	50,453
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/31/20)(a)	25	25,505
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	20	21,721
Radian Group Inc., 6.63%, 03/15/25 (Call 09/15/24)	30	31,981
USI Inc./NY, 6.88%, 05/01/25 (Call 08/31/20)(a)	35	35,992

		165,652

Internet — 1.9%
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	35	37,188
5.88%, 02/15/25	40	46,202
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 08/11/20)(a)	65	66,696
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	30	31,451
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/22)(a)	55	58,483
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	30	34,193

		274,213

Iron & Steel — 1.7%
ArcelorMittal SA, 6.13%, 06/01/25	30	34,705
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(a)	40	40,330
Cleveland-Cliffs Inc., 9.88%, 10/17/25 (Call 10/17/22)(a)	69	75,370
U.S. Steel Corp., 6.88%, 08/15/25 (Call 08/31/20)	40	28,173
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(a)	60	62,135

		240,713

Leisure Time — 0.7%
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 09/15/20)(a)	20	16,347
Sabre GLBL Inc., 9.25%, 04/15/25 (Call 03/16/25)(a)	45	49,530
Viking Cruises Ltd., 13.00%, 05/15/25 (Call 05/15/22)(a)	35	38,082

		103,959

Lodging — 3.1%
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(a)	30	33,095
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/01/22)(a)	30	31,351
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25 (Call 08/17/20)	50	50,824
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	30	32,039
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 08/31/20)(c)	50	50,683
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	40	41,338
6.75%, 05/01/25 (Call 05/01/22)	45	46,693
Station Casinos LLC, 5.00%, 10/01/25 (Call 10/01/20)(a)	30	28,364
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 08/31/20)(a)	15	14,304
Wyndham Destinations Inc., 6.35%, 10/01/25 (Call 07/01/25)	20	20,910
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)(b)	100	94,009

		443,610

Machinery — 0.8%
Husky III Holding Ltd., 13.00%, 02/15/25 (Call 02/15/21)(a)	25	24,545

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)	$30	$30,954
Tennant Co., 5.63%, 05/01/25 (Call 08/31/20)	20	20,701
Terex Corp., 5.63%, 02/01/25 (Call 08/21/20)(a)	35	35,474

		111,674

Manufacturing — 0.4%
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	30	32,336
Koppers Inc., 6.00%, 02/15/25 (Call 08/31/20)(a)	25	25,899

		58,235

Media — 3.0%
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)(b)	45	46,087
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 05/01/25 (Call 08/31/20)(a)	40	41,288
CSC Holdings LLC, 10.88%, 10/15/25 (Call 10/15/20)(a)	150	160,879
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 08/31/20)(a)	25	24,725
GCI LLC, 6.88%, 04/15/25 (Call 08/31/20)	30	31,140
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(a)	15	14,518
Radiate Holdco LLC/Radiate Finance Inc., 6.63%, 02/15/25 (Call 08/11/20)(a)	20	20,501
Univision Communications Inc.
5.13%, 02/15/25 (Call 08/11/20)(a)	80	77,618
9.50%, 05/01/25 (Call 05/01/22)(a)	20	21,824

		438,580

Mining — 0.9%
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)	40	43,160
Constellium SE, 6.63%, 03/01/25 (Call 08/31/20)(a)	50	51,991
Kaiser Aluminum Corp., 6.50%, 05/01/25 (Call 05/01/22)(a)	25	26,566
New Gold Inc., 6.38%, 05/15/25 (Call 08/31/20)(a)	15	15,579

		137,296

Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	35	37,027
5.00%, 09/01/25 (Call 08/31/20)	40	41,606

		78,633

Oil & Gas — 6.2%
Aker BP ASA, 5.88%, 03/31/25 (Call 03/31/21)(a)	50	52,518
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)(b)	30	29,222
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)	10	10,016
Comstock Resources Inc., 7.50%, 05/15/25 (Call 08/31/20)(a)	35	33,198
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)	75	73,642
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	30	27,482
Endeavor Energy Resources LP/EER Finance Inc., 6.63%, 07/15/25 (Call 07/15/22)(a)	35	36,781
EQT Corp., 7.88%, 02/01/25 (Call 01/01/25)	60	65,896
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 08/31/20)(a)	50	47,468
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)	25	18,115
MEG Energy Corp., 6.50%, 01/15/25 (Call 08/31/20)(a)	27	26,540
Murphy Oil Corp., 5.75%, 08/15/25 (Call 08/31/20)	50	47,087
Occidental Petroleum Corp.
3.50%, 06/15/25 (Call 03/15/25)	40	37,837
8.00%, 07/15/25 (Call 04/15/25)	35	38,305
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/20)(a)	15	12,915

Security	Par (000)	Value

Oil & Gas (continued)
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/31/20)(a)	$25	$25,647
5.38%, 01/15/25 (Call 08/31/20)(a)	35	35,963
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 08/31/20)	40	36,194
9.25%, 05/15/25 (Call 05/15/22)(a)	55	61,521
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)	30	25,088
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Call 09/30/20)(a)	30	28,040
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)	25	24,688
Southwestern Energy Co., 6.45%, 01/23/25 (Call 10/23/24)	70	65,071
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	25	23,463
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 08/31/20)(a)	20	16,812

		899,509

Oil & Gas Services — 0.2%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(a)	20	17,035
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 08/31/20)	20	16,910

		33,945

Packaging & Containers — 3.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 6.00%, 02/15/25 (Call 08/11/20)(a)	100	104,484
Ball Corp., 5.25%, 07/01/25	55	62,713
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 08/31/20)(a)	30	30,523
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/20)(a)(b)	15	13,828
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (Call 08/31/20)(a)(b)	90	86,384
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)	15	15,399
6.38%, 08/15/25(a)	20	21,619
Pactiv LLC, 7.95%, 12/15/25	15	16,179
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(a)	25	24,964
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	20	22,123
Silgan Holdings Inc., 4.75%, 03/15/25 (Call 08/31/20)	25	25,484
Trident TPI Holdings Inc., 6.63%, 11/01/25 (Call 11/01/20)(a)	15	14,730
TriMas Corp., 4.88%, 10/15/25 (Call 10/15/20)(a)	25	25,577

		464,007

Pharmaceuticals — 2.9%
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/20)(a)	95	98,547
6.13%, 04/15/25 (Call 08/31/20)(a)	180	185,976
9.00%, 12/15/25 (Call 12/15/21)(a)	85	94,253
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	35	38,064

		416,840

Pipelines — 2.9%
Buckeye Partners LP, 4.13%, 03/01/25 (Call 02/01/25)(a)	25	25,141
Cheniere Energy Partners LP, 5.25%, 10/01/25 (Call 10/01/20)	80	82,019
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 08/31/20)	30	28,630
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	40	42,173
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	30	24,029
EQM Midstream Partners LP, 6.00%, 07/01/25 (Call 04/01/25)(a)	40	42,282
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25 (Call 10/01/20)	30	27,787
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)	30	31,773

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	$15	$14,542
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.13%, 02/01/25 (Call 08/31/20)	25	25,662
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	20	19,922
4.10%, 02/01/25 (Call 01/01/25)	65	64,454

		428,414

Real Estate — 1.1%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)	35	33,952
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(a)	35	35,505
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 08/31/20)(a)(b)	55	55,556
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25 (Call 06/15/22)(a)	30	31,487

		156,500

Real Estate Investment Trusts — 4.2%
CTR Partnership LP/CareTrust Capital Corp., 5.25%, 06/01/25 (Call 08/31/20)	20	20,402
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 06/15/22)	55	60,702
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 08/31/20)(a)	75	76,590
Felcor Lodging LP, 6.00%, 06/01/25 (Call 08/17/20)	25	24,747
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/25 (Call 04/15/22)(a)	25	26,896
iStar Inc., 4.25%, 08/01/25 (Call 05/01/25)	30	28,852
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 10/01/20)(a)	25	22,743
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 4.63%, 06/15/25 (Call 03/15/25)(a)	45	47,374
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(a)	35	37,242
Service Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	20	17,981
7.50%, 09/15/25 (Call 06/15/25)	45	47,709
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24)	30	28,895
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 02/15/22)(a)	125	131,612
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(a)	45	45,672

		617,417

Retail — 6.6%
1011778 BC ULC/New Red Finance Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)	150	153,955
5.75%, 04/15/25 (Call 04/15/22)(a)	25	26,899
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	25	24,966
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)	70	68,661
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(a)	15	16,046
eG Global Finance PLC, 6.75%, 02/07/25 (Call 05/15/21)(a)	100	104,523
Ferrellgas LP/Ferrellgas Finance Corp., 10.00%, 04/15/25 (Call 04/15/22)(a)	25	27,598
Gap Inc. (The), 8.63%, 05/15/25 (Call 05/15/22)(a)	45	49,591
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(a)	40	43,642
L Brands Inc.
6.88%, 07/01/25 (Call 07/01/22)(a)	45	48,442
9.38%, 07/01/25(a)	25	27,876

Security	Par/ Shares (000)	Value

Retail (continued)
Lithia Motors Inc., 5.25%, 08/01/25 (Call 08/31/20)(a)	$15	$15,533
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	65	67,813
PetSmart Inc.
5.88%, 06/01/25 (Call 08/31/20)(a)	73	75,033
8.88%, 06/01/25 (Call 08/11/20)(a)	35	36,468
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)	30	30,907
Rite Aid Corp., 7.50%, 07/01/25 (Call 07/01/22)(a)	35	35,608
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)	35	35,914
8.75%, 04/30/25 (Call 04/30/22)(a)	15	16,977
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 03/01/25 (Call 08/31/20)	15	15,286
Yum! Brands Inc., 7.75%, 04/01/25 (Call 04/01/22)(a)	30	33,630

		955,368

Semiconductors — 0.5%
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	65	68,070

Software — 1.6%
Ascend Learning LLC 6.88%, 08/01/25 (Call 08/31/20)(a)	40	41,124
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)	35	38,608
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 08/11/20)(a)	75	76,656
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 08/31/20)(a)	40	41,770
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(a)	30	31,081

		229,239

Telecommunications — 3.8%
CenturyLink Inc., 5.63%, 04/01/25 (Call 01/01/25)	30	32,070
Cincinnati Bell Inc., 8.00%, 10/15/25 (Call 10/15/20)(a)	20	21,202
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 08/11/20)(a)	85	86,883
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)	65	55,061
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 08/31/20)	40	41,275
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25 (Call 11/15/20)(a)	25	26,120
Qwest Corp., 7.25%, 09/15/25	15	17,338
Sprint Corp., 7.63%, 02/15/25 (Call 11/15/24)	85	103,298
T-Mobile USA Inc.
5.13%, 04/15/25 (Call 08/11/20)	25	25,666
6.38%, 03/01/25 (Call 08/11/20)	100	102,585
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(a)(b)	40	40,392

		551,890

Transportation — 0.5%
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/01/22)(a)	63	68,170

Trucking & Leasing — 0.2%
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 10/01/21)(a)	25	23,620

Total Corporate Bonds & Notes — 98.1% (Cost: $13,964,128)		14,272,780

Short-Term Investments

Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(d)(e)(f)	1,178	1,179,231

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBonds® 2025 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(d)(e)	254	$254,000

		1,433,231

Total Short-Term Investments — 9.9% (Cost: $1,432,147)		1,433,231

Total Investments in Securities — 108.0% (Cost: $15,396,275)		15,706,011

Other Assets, Less Liabilities — (8.0)%		(1,158,756)

Net Assets — 100.0%		$14,547,255

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,004,376	$—		$(825,605	)(a)	$(623)	$1,083	$1,179,231	1,178	$8,642	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	188,000	66,000	(a)	—		—	—	254,000	254	636		—

						$(623)	$1,083	$1,433,231		$9,278		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$14,272,780	$—	$14,272,780
Money Market Funds	1,433,231	—	—	1,433,231

	$1,433,231	$14,272,780	$—	$15,706,011

6